Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive income (loss)		Other		Total equity attributable to shareholders	Non-controlling interests
Beginning balance (shares) at Dec. 31, 2020		1,778,190
Beginning balance at Dec. 31, 2020	$ 31,710	$ 29,236	$ (7,949)	$ 14	[1]	$ 2,040	[2]	$ 23,341	$ 8,369
Net income	1,524	0	949	0		0		949	575
Total other comprehensive income	(34)	0	0	(34)	[1]	0		(34)	0
Total comprehensive income	1,490	$ 0	949	(34)	[1]	0		915	575
Transactions with owners
Number of shares issued on exercise of stock options		50
Number of shares issued in dividend reinvestment plan with owners		104
Number of share options exercised in share-based payment arrangement		898
Number of shares issued in transactions with owners		1,052
Dividends	(317)	$ 0	(317)	0		0		(317)	0
Return of capital (note 15)	(250)	(250)	0	0		0		(250)	0
Issued on exercise of stock options	0	0	0	0		0		0	0
Funding from non-controlling interests	12	0	0	0		0		0	12
Disbursements to non-controlling interests (note 16)	(471)	0	0	0		0		0	(471)
Dividend reinvestment plan (note 15)	0	3	(3)	0		0		0	0
Share-based payments	0	6	0	0		(6)	[2]	0	0
Total transactions with owners	(1,026)	$ (241)	(320)	0		(6)	[2]	(567)	(459)
Ending balance (shares) at Jun. 30, 2021		1,779,242
Ending balance at Jun. 30, 2021	32,174	$ 28,995	(7,320)	(20)	[1]	2,034	[2]	23,689	8,485
Beginning balance (shares) at Dec. 31, 2020		1,778,190
Beginning balance at Dec. 31, 2020	31,710	$ 29,236	(7,949)	14	[1]	2,040	[2]	23,341	8,369
Ending balance (shares) at Dec. 31, 2021		1,779,331
Ending balance at Dec. 31, 2021	32,307	$ 28,497	(6,566)	(23)	[1]	1,949	[2]	23,857	8,450
Net income	1,423	0	926	0		0		926	497
Total other comprehensive income	32	0	0	32	[1]	0		32	0
Total comprehensive income	1,455	$ 0	926	32	[1]	0		958	497
Transactions with owners
Number of shares issued in dividend reinvestment plan with owners		105
Increase (decrease) through share repurchase program, shares		(8,500)
Number of shares issued in transactions with owners		(8,395)
Dividends	(531)	$ 0	(531)	0		0		(531)	0
Disbursements to non-controlling interests (note 16)	(524)	0	0	0		0		0	(524)
Dividend reinvestment plan (note 15)	0	2	(2)	0		0		0	0
Increase (decrease) through treasury share transactions, equity	(173)	(136)	0	0		(37)	[2]	(173)	0
Total transactions with owners	(1,228)	$ (134)	(533)	0		(37)	[2]	(704)	(524)
Ending balance (shares) at Jun. 30, 2022		1,770,936
Ending balance at Jun. 30, 2022	$ 32,534	$ 28,363	$ (6,173)	$ 9	[1]	$ 1,912	[2]	$ 24,111	$ 8,423

[1]	Includes cumulative translation losses at June 30, 2022: $93 million (December 31, 2021: $94 million; June 30, 2021: $95 million)
[2]	Includes additional paid-in capital as at June 30, 2022: $1,874 million (December 31, 2021: $1,911 million; June 30, 2021: $1,996 million).